LOANS (Details 5) (Loans Receivable, USD $)	Dec. 31, 2014	Dec. 31, 2013
Credit quality indicators
Total gross loans	$ 406,271,026	$ 378,012,671
Pass
Credit quality indicators
Total gross loans	382,487,061	357,177,973
Special Mention
Credit quality indicators
Total gross loans	15,479,552	10,891,101
Substandard
Credit quality indicators
Total gross loans	8,147,150	9,531,358
Doubtful
Credit quality indicators
Total gross loans	157,263	412,239
Real estate loans
Credit quality indicators
Total gross loans	316,989,743	292,833,945
Real estate loans | Pass
Credit quality indicators
Total gross loans	293,897,544	273,059,567
Real estate loans | Special Mention
Credit quality indicators
Total gross loans	15,007,627	10,325,003
Real estate loans | Substandard
Credit quality indicators
Total gross loans	7,927,309	9,067,183
Real estate loans | Doubtful
Credit quality indicators
Total gross loans	157,263	382,192
One-to-four family
Credit quality indicators
Total gross loans	117,591,822	118,884,453
One-to-four family | Pass
Credit quality indicators
Total gross loans	116,218,120	115,491,532
One-to-four family | Special Mention
Credit quality indicators
Total gross loans	280,067	1,672,820
One-to-four family | Substandard
Credit quality indicators
Total gross loans	936,372	1,367,925
One-to-four family | Doubtful
Credit quality indicators
Total gross loans	157,263	352,176
Multi-family
Credit quality indicators
Total gross loans	41,391,862	40,262,269
Multi-family | Pass
Credit quality indicators
Total gross loans	37,340,022	35,412,469
Multi-family | Special Mention
Credit quality indicators
Total gross loans	2,711,061	2,749,736
Multi-family | Substandard
Credit quality indicators
Total gross loans	1,340,779	2,100,064
Multi-family | Doubtful
Credit quality indicators
Total gross loans
Commercial
Credit quality indicators
Total gross loans	129,415,314	120,839,112
Commercial | Pass
Credit quality indicators
Total gross loans	113,447,231	110,571,786
Commercial | Special Mention
Credit quality indicators
Total gross loans	12,016,499	5,902,447
Commercial | Substandard
Credit quality indicators
Total gross loans	3,951,584	4,334,863
Commercial | Doubtful
Credit quality indicators
Total gross loans		30,016
Construction and land
Credit quality indicators
Total gross loans	28,590,745	12,848,111
Construction and land | Pass
Credit quality indicators
Total gross loans	26,892,171	11,583,780
Construction and land | Special Mention
Credit quality indicators
Total gross loans
Construction and land | Substandard
Credit quality indicators
Total gross loans	1,698,574	1,264,331
Construction and land | Doubtful
Credit quality indicators
Total gross loans
Commercial business
Credit quality indicators
Total gross loans	73,984,867	71,940,431
Commercial business | Pass
Credit quality indicators
Total gross loans	73,372,401	71,074,289
Commercial business | Special Mention
Credit quality indicators
Total gross loans	471,925	534,368
Commercial business | Substandard
Credit quality indicators
Total gross loans	140,541	331,774
Commercial business | Doubtful
Credit quality indicators
Total gross loans
Consumer
Credit quality indicators
Total gross loans	15,296,416	13,238,295
Consumer | Pass
Credit quality indicators
Total gross loans	15,217,116	13,044,117
Consumer | Special Mention
Credit quality indicators
Total gross loans		31,730
Consumer | Substandard
Credit quality indicators
Total gross loans	79,300	132,401
Consumer | Doubtful
Credit quality indicators
Total gross loans		30,047
Home equity
Credit quality indicators
Total gross loans	13,523,985	11,712,701
Home equity | Pass
Credit quality indicators
Total gross loans	13,444,685	11,518,523
Home equity | Special Mention
Credit quality indicators
Total gross loans		31,730
Home equity | Substandard
Credit quality indicators
Total gross loans	79,300	132,401
Home equity | Doubtful
Credit quality indicators
Total gross loans		30,047
Automobile and other
Credit quality indicators
Total gross loans	1,772,431	1,525,594
Automobile and other | Pass
Credit quality indicators
Total gross loans	1,772,431	1,525,594
Automobile and other | Special Mention
Credit quality indicators
Total gross loans
Automobile and other | Substandard
Credit quality indicators
Total gross loans
Automobile and other | Doubtful
Credit quality indicators
Total gross loans